Warrants (Details Textual) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Apr. 28, 2016
Warrants (Textual)
Warrants outstanding	1,000,000	1,000,000
Warrants issued	1,000,000	1,000,000
Exercise price	$ 1,230,000
Hangzhou Lianluo Ltd [Member]
Warrants (Textual)
Warrants issued for services			1,000,000
Exercise price			$ 2.20